Provision For Environmental Remediation (Tables)	12 Months Ended
Dec. 31, 2025
Provision for Environmental Remediation [Abstract]
Schedule of Provision for Environment Remediation
As at	December 31, 2025	December 31, 2024
	$	$
Opening balance	–	–
Environmental remediation – First Guayabales Option	1,857,509	–
Fair value adjustment – Environmental remediation	(268,138)	–
Balance, end of period	1,589,371	–
Current portion	(652,131)	–
Long-term portion	937,240	–